UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	June 30, 2008

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments June 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Variable Rate Senior Loan Interests (b) (102.8%)
	Advertising/Marketing Services (0.7%)
$1,398	Advanstar Communications, Inc.	5.05%	05/31/14	$1,160,047
5,983	Affinion Group, Inc.	4.98 - 5.18	10/17/12	5,793,625
				6,953,672
	Aerospace & Defense (2.4%)
2,843	Alion Science & Technology Corp.	5.37 - 5.49	02/06/13	2,431,174
1,722	Apptis (DE), Inc.	5.74 - 7.25	12/20/12	1,515,762
1,079	Avio Investments Spa (Italy)	4.61 - 5.23	12/13/15	1,007,425
118	DeCrane Aircraft Holdings, Inc.	5.48	02/21/13	109,417
3,482	DynCorp International, LLC	4.81	02/11/11	3,351,803
3,238	Hawker Beechcraft Acquisition Co., LLC	4.70 - 4.80	03/26/14	3,051,190
846	IAP Worldwide Services, Inc.	8.25	12/30/12	695,017
2,847	ILC Industries, Inc.	4.80	02/24/12	2,775,777
2,203	Primus International, Inc.	4.95	06/07/12	2,005,183
991	Sequa Corporation	5.92 - 6.06	12/03/14	946,716
988	Tri-Star Electronics International, Inc.	5.80 - 6.11	02/02/13	898,625
2,271	Vangent, Inc.	4.64	02/14/13	2,145,986
1,945	Wesco Aircraft Hardware Corp.	5.06	09/29/13	1,892,121
1,000	Wesco Aircraft Hardware Corp.	8.56	03/28/14	980,625
				23,806,821
	Airlines (0.5%)
3,185	United Airlines, Inc.	4.50 - 4.94	02/01/14	2,394,236
3,465	US Airways Group, Inc.	4.98	03/23/14	2,304,225
				4,698,461
	Apparel/Footwear (0.5%)
1,313	Gold Toe Investment Corp.	5.40	10/30/13	1,107,304
1,000	Gold Toe Investment Corp.	8.65	04/30/14	820,000
1,141	HanesBrands, Inc.	4.55 - 4.66	09/05/13	1,106,483
1,000	HBI Branded Apparel Limited, Inc.	6.66	03/05/14	993,646
1,000	Levi Strauss & Co.	4.70	03/27/14	881,667
				4,909,100
	Auto Parts: OEM (2.0%)
2,143	Accuride Corp.	6.00 - 6.19	01/31/12	2,060,590
1,965	Acument Global Technologies, Inc.	6.30	08/11/13	1,847,100
1,990	Dana Corp.	6.75	04/13/08	1,824,167
2,571	Delphi Corporation	7.25	12/31/08	2,569,286
988	Lear Corp.	4.95 - 5.30	04/25/12	1,212,497
5,704	Navistar International Corp.	5.90 - 6.29	01/19/12	5,425,649
2,391	Polypore, Inc.	4.74	07/03/14	2,300,227
3,184	Veyance Techonologies, Inc.	4.99 - 5.40	07/31/14	2,877,541
				20,117,057
	Automotive (0.6%)
7,860	Ford Motor Credit Co.	5.48	12/15/13	6,425,633

	Automotive Aftermarket (1.0%)
2,376	KAR Holdings, Inc.	5.06	10/20/13	2,154,735
5,153	Metokote Corp.	5.49 - 7.00	11/27/11	4,869,798
3,125	United Components, Inc.	4.58 - 4.72	06/30/12	2,999,650
				10,024,183
	Automotive Parts Retailer (0.3%)
2,970	CSK Auto, Inc.	8.00	06/29/12	2,955,262

	Beverages: Non-Alcoholic (0.6%)
1,234	Culligan International Co.	4.73 - 5.05	11/24/12	913,438
2,775	DS Waters of America, Inc.	4.73 - 6.25	10/25/12	2,594,350
2,000	DSW Holdings, Inc.	6.46	03/07/12	1,800,000
866	LJVH Holdings, Inc.	5.30	07/19/14	819,689
				6,127,477

	Broadcast/Media (4.4%)
614	Barrington Broadcasting, LLC	4.97 - 5.05	08/11/13	580,289
1,111	CMP KC, LLC, (Cumulus) (Revolver)	6.50 - 8.00	05/03/10	1,021,731
4,843	CMP KC, LLC, (Cumulus)	6.50	05/03/11	3,148,235
7,455	CMP Susquehanna (Cumulus Media)	4.51	05/05/13	6,168,919
2,970	Discovery Communications Holdings, LLC	4.80	05/14/14	2,919,510
2,655	Newport Television LLC	8.00	09/14/16	2,538,985
817	NextMedia Operating, Inc.	6.47 - 6.48	11/15/12	749,990
2,000	NextMedia Operating, Inc.	9.48	11/15/13	1,615,000
1,701	NV Broadcasting, LLC	5.69	11/01/13	1,539,792
2,000	NV Broadcasting, LLC	9.19	11/01/14	1,580,000
1,955	Regent Broadcasting, LLC	5.05	11/21/13	1,773,781
2,903	Spanish Broadcasting System, Inc.	4.56	06/10/12	2,351,025
2,312	Univision Communications, Inc.	4.98	03/29/09	2,225,783
19,500	Univision Communications, Inc.	4.73 - 5.15	09/29/14	16,099,687
				44,312,727
	Broadcasting (1.0%)
891	Alpha Topco, Ltd. (United Kingdom)	4.86	12/31/13	851,431
167	Alpha Topco, Ltd. (United Kingdom)	6.63	06/30/14	150,208
1,678	Cumulus Media, Inc.	4.22 - 4.23	06/11/14	1,495,077
652	LBI Media, Inc.	3.98	03/31/12	563,692
2,625	Multicultural Radio Broadcasting, Inc.	5.42 - 6.75	12/18/12	2,388,750
2,750	Multicultural Radio Broadcasting, Inc.	8.42	06/18/13	2,612,500
2,469	NEP II, Inc.	5.05	02/16/14	2,246,545
				10,308,203
	Building Products (0.9%)
2,525	Axia, Inc.	5.00	12/21/12	1,893,898
2,533	Beacon Sales Acquisition, Inc.	4.65 - 5.75	09/30/13	2,171,925
2,661	Hudson Products Holdings, Inc.	5.31 - 6.30	12/05/13	2,554,800
1,873	Interline Brands, Inc.	4.23	06/23/13	1,779,392
817	Universal Building Products, Inc.	5.94 - 6.06	04/28/12	612,755
				9,012,770
	Cable/Satellite TV (2.4%)
15,580	Charter Communications Operating, LLC	4.90	03/06/14	13,715,365
3,125	Charter Communications Operating, LLC	5.30	09/06/14	2,609,375
2,250	DIRECTV Holdings, LLC	5.25	04/13/13	2,240,438
1,463	Knology, Inc.	4.93	06/30/12	1,390,172
412	MCC Iowa (Mediacom), LLC	3.95 - 3.99	03/31/10	397,830
2,935	MCC Iowa (Mediacom), LLC	4.20 - 4.24	01/31/15	2,701,700
1,320	RCN Corporation	5.06	05/25/14	1,197,900
				24,252,780
	Casino/Gaming (7.5%)
4,284	Bally Technologies, Inc.	7.36	09/04/09	4,246,045
2,598	BLB Worldwide, Inc.	6.71 - 7.19	08/23/11	1,753,870
2,333	BLB Worldwide, Inc.	6.93 - 7.19	07/18/12	875,000
7,337	Cannery Casino Resorts, LLC	4.93 - 5.05	05/18/13	7,017,948
1,900	CCM Merger Corp.	4.64 - 4.81	07/13/12	1,792,971
764	Golden Nugget, Inc.	4.49	06/30/14	698,727
329	Greektown Casino, LLC	7.44 - 7.50	12/03/12	318,317
1,351	Greektown Casino, LLC	9.75 - 10.25	06/01/09	1,363,029
1,359	Green Valley Ranch Gaming, LLC	4.64 - 4.80	02/16/14	1,165,142
5,314	Harrah’s Operating Company, Inc.	8.25	01/28/18	4,277,487
18,686	Harrah’s Operating Company, Inc.	8.25	01/28/16	15,042,513
7,440	Las Vegas Sands, LLC / Venetian Casino Resort, LLC	4.45 - 4.55	05/23/14	6,794,684
1,850	Magnolia Hill, LLC	5.74	10/30/13	1,739,000
4,979	New World Gaming Partners Holdings, Ltd.	5.19	09/30/14	4,403,450
2,000	New World Gaming Partners Holdings, Ltd.	8.19	03/31/15	1,380,000
429	Riviera Holdings Corp.	4.49	06/08/14	383,571
895	Seminole Tribe of Florida	4.19 - 4.31	03/05/14	868,379
6,711	Venetian Macau, Ltd.	5.06	05/25/13	6,535,991
4,389	Venetian Macau, Ltd.	5.06	05/26/12	4,274,365
3,000	Wynn Resorts (Macau) S.A	4.23	05/22/14	2,835,000
6,652	Yonkers Racing Corp.	8.50	08/12/11	6,684,875
				74,450,364
	Cellular Telephone (0.0%)
188	Crown Castle Operating Co.	4.30	03/06/14	179,749

	Chemicals: Major Diversified (3.5%)
1,985	Arizona Chemical Co.	4.64 - 6.00	02/28/13	1,716,760
1,244	Cristal Inorganic Chemicals US, Inc.	5.30	05/15/14	1,078,953
2,614	Ferro Corp.	4.46 - 4.80	06/06/12	2,489,395
10,316	Hexion Specialty Chemicals, Inc.	4.94 - 5.06	05/05/13	9,310,392
5,141	Ineos Holdings, Ltd. (United Kingdom)	4.88	12/23/13	4,658,813
5,140	Ineos Holdings, Ltd. (United Kingdom)	5.38	12/23/14	4,657,784
2,106	Lucite International US FINCO LLC (United Kingdom)	5.15	07/07/13	1,850,263
2,494	Lyondell Chemical Company	7.00	12/20/14	2,182,031
2,998	Solutia, Inc.	8.50	02/28/14	2,924,436
1,791	Univar, Inc.	5.80	10/11/14	1,670,854
3,000	Wellman, Inc.	7.24	02/10/09	1,515,000
2,500	Wellman, Inc.	9.99	02/10/10	654,168
				34,708,849
	Chemicals: Specialty (3.1%)
920	Bond US Holdings, Inc.	5.47	07/10/14	759,000
2,500	Brenntag Holding GmbH & Co. KG (Germany)	5.79	01/17/14	2,350,000
500	Brenntag Holding GmbH & Co. KG (Germany)	7.79	07/17/15	412,500
2,561	FiberVision Delaware Corporation	7.05	03/31/13	1,920,631
494	Foamex, L.P.	5.73 - 7.25	02/12/13	421,020
9,401	Huntsman International, LLC	4.23	04/19/14	8,742,842
3,185	ISP Chemco, Inc.	4.00 - 4.25	06/04/14	3,018,244
130	JohnsonDiversey, Inc.	4.78	12/16/10	125,849
168	JohnsonDiversey, Inc.	4.78	12/16/11	162,222
5,056	Kraton Polymers, LLC	4.75	05/12/13	4,790,539
1,311	MacDermid, Inc.	4.80	04/12/14	1,209,009
650	Nusil Technology, LLC	4.74	10/24/13	627,250
3,263	OMNOVA Solutions, Inc.	4.98 - 5.15	05/22/14	2,691,812
1,891	Rockwood Specialties Group, Inc.	4.40	12/13/13	1,826,126
2,201	Valley National Gases, Inc.	4.73 - 5.05	02/28/14	2,002,455
				31,059,499
	Computer Communications (0.4%)
2,329	Vertafore, Inc.	5.14	01/31/12	2,201,377
1,670	Vertafore, Inc.	8.39	01/31/13	1,494,650
				3,696,027
	Computer Software & Services (2.4%)
380	Audatex North America, Inc.	4.79	05/16/14	361,326
3,351	Dealer Computer Services, Inc.	4.80	10/26/12	3,197,665
1,500	Dealer Computer Services, Inc.	8.30	10/26/13	1,443,750
2,106	Infor Enterprise Solutions Holdings, Inc.	6.55	07/28/12	1,800,080
2,334	Kronos, Inc.	5.05	06/11/14	2,154,838
1,400	Kronos, Inc.	8.55	06/11/15	1,218,000
1,540	Network Solutions, LLC	4.99 - 5.31	03/07/14	1,286,176
2,621	Open Solutions, Inc.	5.19	01/23/14	2,372,282
2,356	Open Text Corp.	4.73	10/02/13	2,279,251
980	Stratus Technologies, Inc.	6.55	03/29/11	803,600
5,344	SunGard Data Systems, Inc.	4.51	02/28/14	5,072,742
2,190	Verint Systems, Inc.	5.87	05/25/14	1,968,032
				23,957,742
	Construction Materials (0.5%)
2,781	Building Materials Corporation of America	5.69	02/22/14	2,483,826
1,953	Building Materials Holding Corp	7.30 - 7.50	11/10/11	1,640,358
780	Contech Construction Products, Inc.	4.49 - 4.77	01/31/13	686,791
				4,810,975
	Consumer Sundries (3.1%)
904	American Safety Razor Co.	5.13 - 5.40	07/31/13	863,051
1,500	American Safety Razor Co.	8.74 - 8.89	01/30/14	1,395,000
1,414	Amscan Holdings, Inc.	4.73 - 6.25	05/25/13	1,251,643
3,461	Bare Escentuals Beauty, Inc.	4.73	02/18/12	3,404,641
2,093	Bausch and Lomb, Inc.	6.05	04/15/15	2,056,421
238	Chattem, Inc.	4.46	01/02/13	233,387
3,094	Huish Detergents, Inc.	4.81	04/26/14	2,807,578
1,000	Huish Detergents, Inc.	7.06	10/26/14	860,000
1,985	KIK Custom Products, Inc.	5.17	05/31/14	1,501,984
800	KIK Custom Products, Inc.	7.92	11/30/14	338,666
2,967	Marietta Intermediate Holding Corp. (e)	7.55 - 9.65	12/17/10	1,038,441
3,483	Natural Products Group, LLC	4.90 - 5.15	03/08/14	2,461,453
455	Philosophy, Inc.	4.49 - 4.90	03/16/14	401,442
2,285	Prestige Brands, Inc.	4.73 - 5.16	04/06/11	2,249,338

3,975	Spectrum Brands, Inc.	6.48 - 6.73	03/30/13	3,797,173
398	Vi-Jon, Inc.	4.79 - 5.23	04/24/14	365,058
2,867	WKI Holding Company	5.44 - 5.56	03/31/12	2,522,709
3,462	Yankee Candle Co., Inc.	4.49 - 4.81	02/06/14	3,162,560
				30,710,544
	Consumer/Business Services (2.1%)
8,391	Aramark Corp.	4.68 - 5.03	01/26/14	7,934,711
1,493	Audio Visual Services Corp.	5.06	02/28/14	1,283,550
1,881	HydroChem Industrial Services, Inc.	4.97 - 6.25	07/12/13	1,814,708
1,251	RGIS Services, LLC	5.30 - 5.40	04/30/14	1,093,169
2,614	Sabre Holdings Corp.	4.48 - 4.90	09/30/14	2,166,677
993	SMG Holdings, Inc.	5.63 - 6.19	07/27/14	927,988
1,246	Valassis Communications, Inc.	4.56	03/02/14	1,190,739
4,910	VNU, Inc.	4.73	08/09/13	4,587,372
				20,998,914
	Containers/Packaging (3.1%)
1,995	Berlin Packaging, LLC	5.48 - 5.96	08/17/14	1,865,325
4,938	Berry Plastics Group Corp.	4.78	04/03/15	4,482,544
2,048	Consolidated Container Co., LLC	5.15	03/28/14	1,624,864
2,000	Consolidated Container Co., LLC	7.98 - 8.40	09/28/14	945,000
653	Crown Americas, Inc.	4.43	11/15/12	638,633
4,410	Graham Packaging Co.	4.88 - 5.06	10/07/11	4,244,851
5,553	Graphic Packaging International Corp.	4.70 - 5.88	05/16/14	5,283,175
3,145	Kranson Industries, Inc.	5.05 - 6.75	07/13/13	2,924,882
1,015	Nexpak Corp. (Revolver) (c) (d) (e)	10.83	11/26/04	803,170
4,196	Nexpak Corp. (c) (d) (e)	8.83	11/26/04	1,279,549
2,955	Packaging Dynamics Operating Co.	4.80	06/09/13	2,378,593
2,022	Pertus Sechzehnte GMBH (Germany)	4.86	06/13/15	1,549,708
2,022	Pertus Sechzehnte GMBH (Germany)	5.11	06/13/16	1,549,708
643	Smurfit-Stone Container Enterprises, Inc.	4.50 - 4.69	11/01/11	625,826
1,347	Tegrant Holding Corp.	5.56	03/08/14	913,437
800	Tegrant Holding Corp.	8.31	03/08/15	260,000
				31,369,265
	Containers - Metals & Glass (0.3%)
3,207	Anchor Glass Container Corp.	7.75	06/20/14	3,171,246

	Diversified Manufacturing (0.9%)
265	Arnold Magnetic Technologies Corp. (c)	7.25 - 8.56	03/06/11	256,550
978	Arnold Magnetic Technologies Corp. (c)	6.68 - 9.55	03/06/12	965,033
995	GSI Holdings, LLC	5.38 - 5.65	08/01/14	924,728
3,068	Jason, Inc.	4.98	04/30/10	2,761,443
1,862	MW Industries, Inc. (c)	5.81	11/01/13	1,750,723
1,976	Wire Rope Corporation of America, Inc.	5.05	02/08/14	1,827,674
953	X-Rite, Inc.	9.50	10/24/12	838,464
				9,324,615
	Drugstore Chains (0.3%)
3,491	Rite Aid Corp.	4.20 - 4.24	06/04/14	3,156,673

	Education (1.3%)
1,765	Bright Horizons Family Solutions, Inc.	7.50	05/28/15	1,742,096
4,537	Cengage Learning Holdings II, L.P.	4.98	07/05/14	4,132,203
1,713	Educate Services, Inc.	5.05 - 6.25	06/14/13	1,584,837
1,429	Educate Services, Inc.	8.06	06/14/14	1,207,143
4,368	Education Management, LLC	4.56	06/01/13	4,052,927
				12,719,206
	Electric Utilities (1.0%)
478	Bicent Power LLC	4.81	06/30/14	446,561
5,441	Boston Generating, LLC	5.05 - 7.08	12/20/13	5,111,182
222	Mach Gen, LLC	4.55	02/22/13	215,022
2,112	Mach Gen, LLC	4.64	02/22/14	2,049,478
2,000	Primary Energy Holdings, LLC	6.47	08/24/09	1,880,000
				9,702,243
	Electronic Components (0.6%)
4,968	CommScope, Inc.	4.98 - 5.30	12/27/14	4,788,086
739	Deutsche Connector Group (France)	5.38	06/22/14	687,444
739	Deutsche Connector Group (France)	5.63	06/22/15	681,285
				6,156,815

	Electronic Production Equipment (0.1%)
1,295	Edwards, Ltd. (Cayman Islands)	4.64	05/31/14	1,093,908
545	Edwards, Ltd. (Cayman Islands)	8.39	11/30/14	373,636
				1,467,544
	Entertainment & Leisure (2.1%)
2,444	24 Hour Fitness, Inc.	4.99 - 5.20	06/08/12	2,309,344
4,557	Bombardier Recreational Products Inc. (Canada)	5.32	06/28/13	4,169,620
4,199	Cedar Fair, L.P.	4.48	08/30/12	3,990,397
2,456	Cinemark USA, Inc.	4.43 - 4.67	10/05/13	2,344,694
2,749	Fender Musical Instruments Corp.	4.70 - 5.17	06/09/14	2,543,141
895	Gibson Guitar Corp.	5.30	12/29/13	832,773
2,931	Mets Limited Partnership	4.48	07/25/10	2,667,600
2,568	Sunshine Acquistion, Ltd.	4.79	03/20/12	2,310,923
				21,168,492
	Environmental Services (0.5%)
1,398	Environmental Systems Products Holdings, Inc.	9.58 - 13.50	09/12/12	1,391,157
442	Environmental Systems Products Holdings, Inc. (c) (e)	8.00 - 18.00	03/31/15	184,060
2,983	Waste Services, Inc.	5.15	03/31/11	2,975,522
				4,550,739
	Finance (0.4%)
2,887	C. G. JCF Corp.	5.81	08/01/14	2,713,624
1,140	Riskmetrics Group Holdings, LLC	4.95	01/11/14	1,108,342
				3,821,966
	Finance - Commercial (2.7%)
2,456	Dollar Financial Corp., Inc.	5.56	10/30/12	2,161,500
1,707	First American Payment Systems, L.P.	5.63 - 5.69	10/06/13	1,630,364
6,495	First Data Corporation	5.23 - 5.55	09/24/14	5,979,019
5,815	LPL Holdings, Inc.	4.48 - 4.80	06/28/13	5,524,236
2,708	Nuveen Investments, Inc.	5.48	11/13/14	2,536,927
4,812	Oxford Acquisition III, Ltd.	4.67	05/11/14	4,419,336
5,090	RJO Holdings Corp.	5.90	07/12/14	3,461,026
2,000	RJO Holdings Corp.	9.24	07/12/15	1,150,000
				26,862,408
	Finance - Corporate (0.2%)
2,276	Grosvenor Capital Management Holdings, L.P.	4.46 - 4,68	12/05/13	2,185,184

	Finance Rental/Leasing (0.1%)
551	DaimlerChrysler Financial Services America, LLC	6.78	08/03/12	456,688

	Financial Publishing (1.1%)
6,759	Merrill Communications, LLC	4.92 - 5.05	05/15/11	5,778,579
2,000	Merrill Communications, LLC	9.52	11/15/13	1,660,000
2,751	National Processing Group, Inc.	5.70 - 7.00	09/29/12	2,351,841
1,000	National Processing Group, Inc.	9.20	09/29/14	785,000
				10,575,420
	Financial Services (0.9%)
2,188	Crawford & Co.	5.56	10/30/13	2,111,799
3,665	iPayment, Inc.	4.46 - 4.80	05/10/13	3,215,742
481	Munder Capital Management	4.48 - 4.90	12/29/12	459,352
2,261	Transfirst Holdings, Inc.	5.56 - 6.75	06/15/14	2,023,939
1,625	Transfirst Holdings, Inc.	8.81	06/15/15	1,397,500
				9,208,332
	Food Distributors (1.8%)
4,913	Acosta Sales Co., Inc.	4.74	07/28/13	4,660,734
3,780	BE Foods Investments, Inc.	7.97	07/11/12	3,486,777
1,012	Coleman Natural Foods, LLC	8.50	08/22/12	657,693
1,681	Coleman Natural Foods, LLC (e)	13.50	08/22/13	1,450,180
4,913	DCI Cheese Company, Inc.	6.05	08/07/13	4,298,437
3,506	FSB Holdings, Inc.	4.94 - 8.44	03/08/14	3,175,548
				17,729,369
	Food Retail (0.4%)
3,936	Roundy’s Supermarkets, Inc.	5.23	11/03/11	3,788,400

	Food: Major Diversified (1.3%)
1,077	B&G Foods, Inc.	4.65	02/23/13	1,036,232
5,908	Bellisio Foods, Inc.	5.75	04/02/11	5,672,132
6,519	Dole Food Co., Inc.	4.71 - 6.00	04/12/13	6,074,501
				12,782,865

	Foods & Beverages (2.6%)
3,135	Advantage Sales & Marketing, Inc.	4.48 - 4.81	03/29/13	2,954,948
4,280	Birds Eye Foods, Inc.	4.56	03/22/13	4,108,606
1,438	Bolthouse Farms, Inc.	5.00	12/16/12	1,397,969
1,972	Farley’s & Sathers Candy Co.	6.44 - 7.75	06/15/10	1,893,533
3,497	PBM Products, LLC	4.99	09/29/12	3,234,584
4,582	Pierre Foods, Inc.	6.97	06/30/10	3,791,194
5,500	Pinnacle Foods Holding Corp.	5.21 - 5.56	04/02/14	5,141,125
3,325	Smart Balance, Inc.	5.80	05/18/14	3,217,005
				25,738,964
	Forest Products (0.2%)
1,950	Ainsworth Lumber Co., Ltd.	5.50	06/26/14	1,745,250

	Health Care Diversified (0.2%)
2,423	Sun Healthcare Group, Inc.	4.65 - 5.04	04/12/14	2,265,807

	Healthcare (5.6%)
4,300	American Medical Systems, Inc.	4.75 - 4.94	07/20/12	4,031,644
1,985	Biomet, Inc.	5.80	03/25/15	1,948,746
995	FHC Health Systems, Inc.	7.80	12/13/13	925,350
870	Genoa Healthcare Group, LLC	6.54 - 8.00	08/10/12	840,179
13,394	HCA, Inc.	4.30	11/17/12	12,565,734
4,975	HCA, Inc.	5.05	11/17/13	4,679,143
4,234	HCR Healthcare, LLC	4.98	11/09/14	3,947,903
6,119	Health Management Associates, Inc.	4.55	02/28/14	5,703,299
1,782	HealthCare Partners	4.65	10/31/13	1,722,149
1,256	Healthsouth Corp.	5.29	03/10/13	1,191,946
915	Iasis Healthcare, LLC	4.48 - 6.63	03/15/14	869,654
1,639	Ikaria Holdings, Inc.	4.73	03/28/13	1,564,881
5,351	Inverness Medical Innovations, Inc.	4.81	06/26/14	5,070,405
3,524	Multiplan, Inc.	5.00	04/12/13	3,342,183
1,620	Surgical Care Affiliates, LLC	5.05	12/29/14	1,413,450
2,921	United Surgical Partners International, Inc.	4.62 - 5.49	04/19/14	2,716,694
2,285	Viant Holdings, Inc.	5.05	06/25/14	2,056,154
1,143	VWR International, Inc.	4.98	06/29/14	1,052,857
				55,642,371
	Home Building (0.6%)
1,053	NLV Holdings, LLC	6.48	05/09/11	805,546
3,663	Rhodes Ranch General Partnership	6.20	11/21/10	2,509,471
727	Shea Capital, LLC	5.00 - 5.50	10/27/11	515,997
1,200	Standard Pacific Corp.	4.47	05/05/13	1,003,000
982	Yellowstone Development, LLC	4.86	09/30/10	818,666
				5,652,680
	Home Furnishings (0.8%)
2,835	Brown Jordan International, Inc.	5.77 - 8.00	04/30/12	2,650,561
2,174	Generation Brands, LLC	5.13	12/20/12	1,488,911
2,000	Generation Brands, LLC	9.06	06/20/13	1,000,000
471	Hunter Fan Co.	9.47	10/16/14	334,118
440	Mattress Holdco, Inc.	5.15	01/18/14	319,006
300	National Bedding Co.	4.48 - 6.00	08/31/11	242,233
2,500	National Bedding Co.	7.48	08/31/12	1,818,750
				7,853,579
	Hospital/Nursing Management (0.5%)
5,772	Community Health Systems, Inc.	4.73 - 4.90	07/25/14	5,448,682

	Hotels/Resorts/Cruiselines (0.2%)
1,640	Kuilima Resort Company	8.75	09/30/10	1,500,619
1,000	Kuilima Resort Company (e) (d)	10.50	09/30/11	260,000
28	Kuilima Resort Company (c) (e)	10.50	10/01/08	27,891
				1,788,510
	Industrial Machinery (0.6%)
650	Gleason, Inc.	4.44 - 4.56	06/30/13	623,944
1,079	LN Acquisition Corp.	5.00 - 6.50	07/11/14	1,024,864
2,978	Mold - Masters Luxembourg Holdings S.A.R.L. (Canada)	6.00	10/11/14	2,709,525
2,113	Sensus Metering Systems, Inc.	4.45 - 4.83	12/17/10	2,007,391
54	Sensus Metering Systems, Inc. (Luxembourg)	4.45 - 4.83	12/17/10	51,734
				6,417,458

	Industrial Specialties (0.7%)
5,455	Panolam Industrial International, Inc. (Canada)	5.55	09/30/12	4,909,612
1,955	Unifrax Corp.	4.75	05/02/13	1,847,475
				6,757,087
	Insurance (0.3%)
1,980	AmWins Group, Inc.	4.98 - 5.15	06/08/13	1,663,200
658	HMSC Holdings Corp.	4.97	04/03/14	529,958
444	HMSC Holdings Corp.	8.22	10/03/14	348,889
937	U.S.I. Holding Corp.	5.56	05/05/14	871,746
				3,413,793
	Life/Health Insurance (1.6%)
4,104	Alliant Holdings I, Inc.	5.80	01/01/14	3,878,634
1,712	Applied Systems, Inc.	5.30 - 5.41	09/26/13	1,626,443
2,647	CCC Information Services, Inc.	5.06	02/10/13	2,606,821
9,334	Conseco, Inc.	4.48	10/10/13	8,143,801
				16,255,699
	Medical Specialties (0.9%)
975	Accellent, Inc.	5.14	11/22/12	890,906
741	Advanced Medical Optics, Inc.	4.42 - 4.63	04/02/14	683,689
3,832	AGA Medical Corp.	4.70 - 4.72	04/28/13	3,678,921
864	CONMED Corp.	3.98	04/12/13	864,969
2,985	DJO Finance, LLC	5.48 - 5.80	05/20/14	2,910,375
				9,028,860
	Medical/Nursing Services (0.4%)
1,355	Golden Living, LLC	5.23	03/14/11	1,287,080
466	National Renal Institutes, Inc.	5.05	03/31/13	408,832
2,267	Select Medical Corp. (Revolver)	4.98 - 5.37	02/24/11	1,949,333
				3,645,245
	Miscellaneous Commercial Services (0.5%)
434	Atlantic Marine Holding Company	6.00	03/22/14	422,919
2,199	Contec, LLC	4.50	06/15/12	2,132,714
769	InfrastruX Group, Inc.	6.88	11/03/12	718,947
2,132	NCO Financial Systems, Inc.	6.89 - 7.06	05/15/13	2,059,335
				5,333,915
	Miscellaneous Manufacturing (0.2%)
1,878	Tidi Products, LLC (c)	5.70 - 7.20	12/31/11	1,765,437
174	Xerium Technologies, Inc.	8.30	05/18/12	156,835
				1,922,272
	Movies/Entertainment (2.7%)
6,646	AMC Entertainment, Inc.	4.23	01/26/13	6,333,620
17,425	Metro-Goldwyn Mayer Studios, Inc.	5.95 - 6.05	04/08/12	14,114,391
2,528	Panavision, Inc.	6.15 - 6.42	03/30/11	2,275,442
4,377	Regal Cinemas Corp.	4.30	10/27/13	4,157,237
				26,880,690
	Oil & Gas Pipelines (0.1%)
1,393	Targa Resources, Inc.	4.65 - 4.80	10/31/12	1,358,860

	Oil & Gas Production (0.1%)
1,200	CDX Funding, LLC	8.73	03/31/13	1,017,000

	Oil Refining/Marketing (0.4%)
4,176	Western Refining, Inc.	4.65	05/30/14	3,904,443

	Oilfield Services/Equipment (0.2%)
267	Chart Industries, Inc.	4.48 - 4.50	10/17/12	259,333
1,949	Dresser, Inc.	4.98 - 5.22	05/04/14	1,879,662
				2,138,995
	Other Metals/Minerals (0.1%)
464	Novelis, Inc. (Canada)	4.81	07/06/14	444,146
1,021	Novelis, Inc.	4.81	07/06/14	977,122
				1,421,268
	Paper and Forest Products (0.3%)
3,960	White Birch Paper Co. (Canada)	5.56	05/08/14	2,954,160

	Pharmaceuticals: Major (0.4%)
3,300	Cardinal Health409, Inc.	5.05	04/10/14	2,951,438
905	Warner Chilcott Holdings Company III, Ltd.	4.48 - 4.80	01/18/12	883,338
				3,834,776

	Printing/Publishing (5.8%)
484	Ascend Media Holdings, LLC	6.68 - 6.81	01/31/12	266,207
4,796	Canon Communications, LLC	5.48	05/31/11	4,651,814
2,647	Dex Media West, LLC	7.00	10/24/14	2,585,020
1,714	Endurance Business Media, Inc.	5.24	07/26/13	1,354,286
2,992	Endurance Business Media, Inc.	9.74	01/26/14	2,400,812
2,400	Gatehouse Media, Inc.	4.65 - 4.72	08/28/14	1,704,000
4,802	Idearc, Inc.	4.49 - 4.80	11/17/14	3,853,405
985	Intermedia Outdoor, Inc.	5.80	01/31/13	829,863
1,121	Knowledgepoint 360 Group, LLC	5.93	04/26/14	1,064,942
2,000	Local Insight Regatta Holdings, Inc.	7.75	04/23/15	1,842,500
5,274	MC Communications, LLC	4.99 - 5.52	12/31/10	3,164,300
1,474	Medimedia USA, Inc.	4.74 - 7.18	10/05/13	1,392,694
1,985	Nelson Education, Ltd.	5.30	07/05/14	1,771,613
1,000	Nelson Education, Ltd.	8.80	07/05/15	882,500
953	Proquest-CSA, LLC	5.14 - 5.69	02/09/14	915,200
2,468	Questex Media Group, Inc.	5.68 - 5.72	05/04/14	2,270,867
1,556	Summit Business Media Intermediate Holding Co., LLC	5.24	07/06/14	1,322,440
485	Thomas Nelson, Inc.	4.73 - 4.96	06/12/12	431,976
12,375	Tribune Company	5.48	05/19/14	9,281,250
18,286	Tribune Company	7.98	12/20/15	11,748,571
4,000	Yell Group PLC (United Kingdom)	4.48	02/10/13	3,602,856
				57,337,116
	Property/Casualty Insurance (0.2%)
1,936	Sedgewick CMS Holdings, Inc.	5.05	01/31/13	1,858,463

	Publishing: Books/Magazines (3.1%)
7,796	American Media Operations, Inc.	5.96	01/13/13	7,221,329
4,825	Cygnus Business Media, Inc.	7.50 - 8.36	07/13/09	4,583,750
5,060	F&W Publications, Inc.	7.05	08/05/13	3,845,313
1,200	F&W Publications, Inc.	5.02 - 5.06	02/05/13	600,000
2,931	Haights Cross Operating Co.	6.18 - 7.18	08/20/08	2,843,068
3,847	Hanley Wood, LLC	4.94 - 4.96	03/08/14	3,039,014
2,227	Network Communications, Inc.	4.81 - 6.00	11/30/12	1,948,323
1,706	Penton Media, Inc.	4.73 - 5.15	02/01/13	1,249,559
1,843	Penton Media, Inc.	7.90	02/01/14	1,557,617
1,214	R.H. Donnelley, Inc.	4.15 - 6.75	06/30/11	1,193,878
2,659	Readers Digest Association, Inc.	4.45 - 4.68	03/02/14	2,324,660
813	Source Media, Inc.	7.81	11/08/11	753,961
				31,160,472
	Pulp & Paper (1.3%)
3,447	Georgia Pacific Corp.	4.40 - 4.55	12/20/12	3,260,476
8,432	Georgia Pacific Corp.	4.45 - 4.55	12/29/12	7,965,001
1,837	NewPage, Corp.	6.56	12/21/14	1,828,543
				13,054,020
	Real Estate - Industrial/Office (0.2%)
1,760	LNR Property Corp.	6.03	07/12/11	1,479,500

	Real Estate Development (2.1%)
1,919	California Coastal Communities, Inc.	5.24	09/15/11	1,746,618
3,000	Capital Automotive, L.P.	4.21	12/16/10	2,906,718
4,446	Ginn-LA CS Borrower, LLC (d)	6.10 - 6.20	06/08/11	2,134,080
2,000	Ginn-LA CS Borrower, LLC (d)	10.20	06/08/12	350,000
2,975	Landsource Communities Development, LLC	6.75	02/27/13	2,205,801
2,451	London Arena & Waterfront Finance, LLC (United Kingdom)	5.29	03/08/12	2,352,920
2,972	Realogy Corp.	5.48 - 5.55	10/10/13	2,536,464
1,272	South Edge, LLC	5.00	10/31/08	922,205
2,973	Tamarack Resort, LLC	5.95 - 9.25	05/19/11	2,051,370
3,747	WCI Communities, Inc.	7.57	12/23/10	3,466,116
				20,672,292
	Recreational Products (0.4%)
244	Easton-Bell Sports, Inc.	4.39 - 4.40	03/16/12	223,603
1,945	Mega Brands, Inc. (Canada)	8.25	07/26/12	1,701,875
623	Playcore Holdings, Inc.	5.31 - 6.50	02/21/14	567,052
1,684	True Temper Sports, Inc.	5.89 - 6.50	03/15/11	1,582,133
				4,074,663
	Restaurants (0.9%)
3,486	Arby’s Restaurant Group, Inc.	4.73 - 5.15	07/25/12	3,320,419
370	CBRL Group, Inc.	4.29	04/27/13	349,780
1,131	Center Cut Hospitality, Inc.	5.16	07/06/14	1,022,529

2,436	NPC International, Inc.	4.23 - 4.62	05/03/13	2,252,995
129	OSI Restaurant Partners, LLC	4.85	06/14/13	110,977
1,610	OSI Restaurant Partners, LLC	5.13	06/14/14	1,385,859
815	Sagittarius Restaurants, LLC	9.50	03/29/13	641,484
				9,084,043
	Retail - Specialty (2.3%)
3,000	Dollar General Corp.	5.65	07/06/14	2,807,082
7,373	General Nutrition Centers, Inc.	4.94 - 5.06	09/16/13	6,795,758
3,000	Guitar Center, Inc.	5.99	10/09/14	2,685,000
6,150	Michael Stores, Inc.	5.00 - 5.75	10/31/13	5,136,268
3,490	Nebraska Book Co.	5.13 - 5.20	03/04/11	3,280,684
814	Neiman Marcus Group, Inc.	4.42	04/06/13	777,600
1,471	Sally Holdings, Inc.	4.99 - 5.14	11/16/13	1,420,022
246	Savers, Inc. (Canada)	5.48	08/11/12	232,011
225	Savers, Inc.	5.52	08/11/12	212,625
				23,347,050
	Semiconductors (0.2%)
2,142	On Semiconductor Corp.	4.55	09/03/13	2,040,413

	Services to the Health Industry (1.1%)
2,243	CDI Acquisition Sub, Inc.	6.31	12/31/10	2,086,259
1,320	Concentra, Inc.	5.05	06/25/14	1,191,300
1,891	Emdeon Business Services, LLC	4.81	11/16/13	1,805,456
2,802	Harlan Sprague Dawley, Inc.	4.98 - 6.50	07/11/14	2,626,714
217	OmniFlight Helicopters, Inc.	7.86 - 8.75	09/30/11	201,957
723	OmniFlight Helicopters, Inc.	8.36 - 9.25	09/30/12	672,385
2,427	Sterigenics International, Inc.	5.03 - 6.25	11/21/13	2,229,524
				10,813,595
	Specialty Insurance (0.3%)
3,000	Asurion Corp.	5.78	07/03/14	2,795,001
329	Mitchell International, Inc.	4.67	03/28/14	316,411
125	Mitchell International, Inc.	8.06	03/28/15	119,375
				3,230,787
	Specialty Telecommunications (0.4%)
1,200	Intelsat, Ltd. (Bermuda)	5.20	02/01/14	1,209,313
3,500	Level 3 Communications, Inc.	4.73 - 4.96	03/13/14	3,243,625
				4,452,938
	Telecommunications (0.9%)
1,990	DRI Holdings, Inc.	5.81	07/03/14	1,830,948
383	Global Tel*Link Corp.	6.30 - 6.56	02/14/13	359,797
590	Hargray Acquisition Co. (Hargray Communications)	5.05	06/29/14	541,153
1,127	Hawaiian Telecom Communications, Inc.	5.31	06/01/14	928,069
4,079	KMC Telecom, Inc. (c) (d) (h)	10.87	06/30/10	21,209
1,643	NuVox Transition Subsidiary, LLC	6.03	05/31/14	1,478,267
2,288	Sorenson Communications, Inc.	5.30	04/27/14	2,179,763
1,544	Time Warner Telecom, Inc.	4.49	01/07/13	1,482,783
				8,821,989
	Textiles (0.7%)
3,293	Polymer Group, Inc.	4.73 - 5.06	11/22/12	3,046,296
1,821	St. John Knits International, Inc.	5.38	03/21/12	1,702,343
1,963	Varsity Brands, Inc.	5.44 - 6.50	02/22/14	1,855,406
				6,604,045
	Tobacco (0.0%)
299	MAFCO Finance Corp.	4.68 - 5.25	12/08/11	280,611

	Transportation (1.1%)
655	Coach America Holdings, Inc.	5.23 - 5.45	04/20/14	534,216
535	Helm Holding Corp.	4.72 - 5.01	07/08/11	508,143
1,333	JHCI Acquisition, Inc. (Jacobson Companies)	4.99	06/19/14	963,333
2,517	JHCI Acquisition, Inc. (Jacobson Companies)	7.99	12/19/14	2,009,364
2,195	Kenan Advantage Group, Inc.	5.80	12/16/11	2,030,412
5,000	Rail America, Inc. (RR Acquistion)	4.93	08/13/10	4,937,500
				10,982,968
	Utilities (1.9%)
1,900	Calpine Corp.	5.69	03/29/14	1,820,133
674	Covanta Energy Corp.	4.09 - 4.31	02/09/14	643,693
3,762	FirstLight Power Resources, Inc.	5.25 - 5.31	11/01/13	3,548,945
2,400	FirstLight Power Resources, Inc.	7.31	05/01/14	2,160,000

8,123	NRG Energy, Inc.	4.20 - 4.30	02/01/13	7,757,889
263	TPF Generation Holdings, LLC	4.70 - 6.83	12/15/13	254,970
2,716	TPF Generation Holdings, LLC	7.05	12/15/14	2,550,532
				18,736,162
	Waste Management (0.4%)
439	Energy Solutions - Duratek	7.10	06/07/13	430,446
59	EnergySolutions, LLC	4.74	06/07/11	57,526
176	EnergySolutions, LLC	4.74	05/28/13	172,579
915	EnergySolutions, LLC	5.47	06/07/13	897,183
2,617	LVI Services, Inc.	7.80 - 7.90	11/16/11	2,237,193
				3,794,927
	Wireless Telecommunications (0.3%)
1,985	Alltel Holdings	5.23	05/16/15	1,975,075
980	Cricket Communications, Inc.	6.30	06/16/13	967,614
				2,942,689
	Total Variable Rate Senior Loan Interests
	(Cost $1,162,068,973)			1,025,863,386

	Senior Notes (0.4%)
	Building Products (0.2%)
1,500	Compression Polymers Corp.	11.47	07/01/12	1,245,000

	Pulp & Paper (0.1%)
1,333	Verso Paper Holdings - 144A (a)	6.62	08/01/14	1,233,025

	Telecommunications (0.1%)
5,824	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $4,985,368) (c) (d) (g) (h)	9.91	06/30/11	30,285
2,552	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $2,187,593) (c) (d) (g) (h)	10.16	06/30/11	13,271
1,000	Qwest Corp.	6.03	06/15/13	960,000
				1,003,556
	Total Senior Notes (Cost $11,005,961)			3,481,581

	Non-Convertible Preferred Stock (c) (f) (0.0%)
	Environmental Services
3,414	Environmental Systems Products Holdings, Inc. (Cost $85,350)			0

NUMBER OF
SHARES
	Common Stocks (c) (f) (0.2%)
	Automotive Aftermarket (0.0%)
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (g)			0

	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (0.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (g)			2,728

	Consumer Sundries (0.2%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (g)			2,042,449

	Containers/Packaging (0.0%)
70	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (g)			0

	Environmental Services (0.0%)
7,453	Environmental Systems Products Holdings, Inc.			0

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (g)			0

	Total Common Stocks
	(Cost $6,558,424)			2,045,177

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (c) (f) (g) (0.0%)
	Internet Software/Services
98,655	Mobile Pro Corp. (Acquired 11/12/04) (Cost $0)	11/15/09	0

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Invesment (0.9%)
	Repurchase Agreement
$9,100	State Street Bank (1.85% dated 6/30/08, due 07/01/08; proceeds $9,100,468; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 6.875% due 09/15/10; valued at $9,285,938) (Cost $9,100,000)		9,100,000

	Total Investments (Cost $1,188,818,708) (i) (j)	104.3%	1,040,490,144
	Liabilities in Excess of Other Assets.	(4.3)	(42,763,132)
	Net Assets	100.0%	997,727,012

(a)	Resale is restricted to qualified institutional investors.
(b)	Interest rates shown are those in effect at June 30, 2008.
(c)

Securities with total market value equal to $9,142,355 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(d)	Non-income producing security; loan or note in default.
(e)	Payment-in-kind security.
(f)	Non-income producing securities.
(g)	Resale is restricted. No transaction activity during the year.
(h)	Issuer is liquidating loan.
(i)	Securities have been designated as collateral in an amount equal to $22,603,504 in connection with unfunded loan commitments.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Credit Default Swap Contract Open at June 30, 2008

		NOTIONAL
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION
Goldman Sachs Credit Partners, L.P.
Texas Competitive	Sell	$3,000	2.85%	June 20, 2010	$(8,667)

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008